UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX
                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                               Top 50 US Portfolio
                            Japanese Equity Portfolio
               Each a Series of Scudder Investors Portfolios Trust

Investment Company Act file number  811-08227

                       Scudder Investors Portfolios Trust
               (Exact name of registrant as specified in charter)


                          P.O. Box 501 Cardinal Avenue
                        Grand Cayman, Cayman Islands, BWI
               (Address of principal executive offices) (Zip code)

                                  John Millette
                                    Secretary
                             Two International Place
                                Boston, MA 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end:  08/31
                          -----

Date of reporting period:  7/1/04-6/30/05
                          ----------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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ProxyEdge - Investment Company Report
Meeting Date Range:  07/01/2004 to 06/30/05
Selected Accounts:  Scudder Japanese Equity Portfolio

                                                                                                          Vote Summary Report (Long)

                                                                                                                07/01/04 to 06/30/05





                  Fast Retailing                                   Shares Voted          7,000         Security        JP3802300008
                    Meeting Date                 11/25/2004                                       Meeting Type                 AGM

Ballot Issues                                                                 Proponent      Mgmt             Vote
                                                                                             Rec              Cast
               Approve Allocation of Income, Including the Following
1              Dividends: Interim JY 50, Final JY 65, Special JY 0            Mgmt           For              For
2.1            Elect Director                                                 Mgmt           For              For
2.2            Elect Director                                                 Mgmt           For              For
2.3            Elect Director                                                 Mgmt           For              For
2.4            Elect Director                                                 Mgmt           For              For
2.5            Elect Director                                                 Mgmt           For              For
2.6            Elect Director                                                 Mgmt           For              For
2.7            Elect Director                                                 Mgmt           For              For
2.8            Elect Director                                                 Mgmt           For              For
3.1            Appoint Internal Statutory Auditor                             Mgmt           For              For
3.2            Appoint Internal Statutory Auditor                             Mgmt           For              For
3.3            Appoint Internal Statutory Auditor                             Mgmt           For              For


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ProxyEdge -  Investment Company Report                   Report Date: 08/10/2005
Meeting Date Range: 07/01/2004 to 06/30/2005
Selected Accounts: Scudder Inv Portfolio Trust Inc. Top 50 US Portfolio



----------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC.                                                  BBBY                 Annual Meeting Date: 07/01/2004
Issuer: 075896                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       DIRECTOR                                                    Management        For             No

02       RATIFICATION OF THE APPOINTMENT OF KPMG LLP.                Management        For             No

03       RATIFICATION OF THE ADOPTION OF THE 2004 INCENTIVE          Management        For             No
         COMPENSATION PLAN.

04       SHAREHOLDER PROPOSAL; GLASS CEILING REPORT.                Shareholder      Against           No

05       SHAREHOLDER PROPOSAL; EXECUTIVE STOCK HOLDINGS.            Shareholder      Against           No



----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC.                                                    ERTS                 Annual Meeting Date: 07/29/2004
Issuer: 285512                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       DIRECTOR                                                    Management        For             No

02       AMENDMENTS TO THE 2000 EQUITY INCENTIVE PLAN                Management      Against          Yes

03       AMENDMENT TO THE 2000 EMPLOYEE STOCK PURCHASE               Management        For             No
         PLAN

04       AMENDMENT OF THE CERTIFICATE OF INCORPORATION              Shareholder        For             No
         TO CONSOLIDATE COMMON STOCK

05       AMENDMENT OF THE CERTIFICATE OF INCORPORATION              Shareholder      Against          Yes
         TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF
         COMMON STOCK

06       RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS         Management        For             No



----------------------------------------------------------------------------------------------------------------------------
FOREST LABORATORIES, INC.                                               FRX                  Annual Meeting Date: 08/11/2004
Issuer: 345838                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       DIRECTOR                                                    Management        For             No

02       RATIFICATION OF AMENDMENT OF THE COMPANY S CERTIFICATE     Shareholder        For             No
         OF INCORPORATION TO AUTHORIZE ADDITIONAL SHARES
         OF THE COMPANY S COMMON STOCK.

03       RATIFICATION OF 2004 STOCK OPTION PLAN.                     Management        For             No

04       RATIFICATION OF BDO SEIDMAN, LLP AS INDEPENDENT             Management        For             No
         AUDITORS.



----------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE CORPORATION                                           VRTSE                 Annual Meeting Date: 08/25/2004
Issuer: 923436                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       DIRECTOR                                                    Management        For             No

02       APPROVAL OF AMENDED AND RESTATED 2003 STOCK INCENTIVE       Management      Against          Yes
         PLAN

03       RATIFICATION OF KPMG LLP AS INDEPENDENT ACCOUNTANTS         Management        For             No
         FOR CURRENT FISCAL YEAR



----------------------------------------------------------------------------------------------------------------------------
THE PROCTER & GAMBLE COMPANY                                             PG                  Annual Meeting Date: 10/12/2004
Issuer: 742718                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       DIRECTOR                                                    Management        For             No

02       RATIFY APPOINTMENT OF THE INDEPENDENT REGISTERED            Management        For             No
         PUBLIC ACCOUNTING FIRM

03       APPROVE AMENDMENT TO AMENDED ARTICLES OF INCORPORATION     Shareholder      Against          Yes
         TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF
         COMMON STOCK

04       APPROVE AMENDMENT TO CODE OF REGULATIONS TO PROVIDE         Management        For            Yes
         FOR THE ANNUAL ELECTION OF DIRECTORS

05       SHAREHOLDER PROPOSAL NO. 1 IN-HOME FOOD STUDIES            Shareholder      Against           No
         FOR PET NUTRITION

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                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Scudder Investors Portfolios Trust



By (Signature and Title)* /s/Julian Sluyters
                          -----------------------------------------------
                           Julian Sluyters, Chief Executive Officer

Date    8/15/05
       ---------
* Print the name and title of each signing officer under his or her signature.